As filed with the Securities and Exchange Commission on June 15, 2007

Securities Act Registration No. 33-83548

Investment Company Act File No. 811-08748

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 21

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22

WANGER ADVISORS TRUST

(Registrant)

227 West Monroe Street, Suite 3000

Chicago, Illinois  60606

Telephone number:  312/634-9200

Charles P. McQuaid	Peter T. Fariel	Stacy H. Winick
Wanger Advisors Trust	Columbia Management Group, LLC	Bell, Boyd & Lloyd LLP
227 West Monroe Street, Suite 3000	One Financial Center	1615 L Street, N.W., Suite 1200
Chicago, Illinois 60606	Boston, Massachusetts 02111	Washington, D.C. 20036

(Agents for service)

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to rule 485(b)

☐ on                           pursuant to rule 485(b)

☐ 60 days after filing pursuant to rule 485(a)(1)

☐ on                           pursuant to rule 485(a)(1)

☐ 75 days after filing pursuant to rule 485(a)(2)

☐ on                           pursuant to rule 485(a)(2)

Part A (the prospectuses) and Part B (the statement of additional information) of Post-Effective Amendment No. 20 to the Registration Statement for Wanger Advisors Trust are incorporated by reference in their entirety into this filing.

2

Wanger Advisors Trust
Supplement dated June 15, 2007
to the Prospectus dated May 1, 2007 of
Wanger Select

Effective immediately, the following changes are made to the prospectus of Wanger Select (the "Fund"):

1. PRINCIPAL INVESTMENT STRATEGY:

The second sentence in the first paragraph under the above-noted heading is revised as follows to permit the Fund to increase the number of companies in which it may invest:

Wanger Select is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

The last sentence in the first paragraph under the above-noted heading is revised as follows to permit the Fund to invest up to 33% of its assets in non-U.S. companies:

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets, valued at the time of investment, in companies based outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

2. PRINCIPAL INVESTMENT RISKS – Non-Diversified:

The paragraph under the above-noted headings is revised to add the following as a new last sentence:

The Fund may not operate as a non-diversified fund at all times.

1

WANGER ADVISORS TRUST

Wanger Select ("the Fund")

Supplement dated June 15, 2007 to the
Statement of Additional Information
dated May 1, 2007

Effective immediately, the following changes are made to the Fund's Statement of Additional Information:

1.  INVESTMENT RESTRICTIONS:

Non-fundamental investment restriction (g) is revised as follows to permit the Fund to invest up to 33% of its assets in non-U.S. companies:

[Wanger Select Only] Invest more than 33% of its total (valued at time of investment) in securities of foreign issuers;

2.  APPENDIX A – INVESTMENT TECHNIQUES AND SECURITIES – DIVERSIFICATION:

The first paragraph under the above-noted heading is revised to add the following as a new last sentence:

Wanger Select may not operate as a non-diversified fund at all times.

2

PART C – OTHER INFORMATION

Item 23.                 Exhibits

a.             Agreement and Declaration of Trust. (2)

b.             By-laws, as amended effective December 20, 2004. (8)

c.1           Specimen Share Certificate - Wanger U.S. Small Cap. (1)

c.2           Specimen Share Certificate - Wanger International Small Cap. (1)

d.             Amended and Restated Investment Advisory Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated July 24, 2006. (11)

e.1           Underwriting Agreement between Wanger Advisors Trust and Liberty Funds Distributor, Inc. dated November 1, 2001. (5)

e.2           Amendment No. 1 to the Underwriting Agreement between Wanger Advisors Trust and Columbia Management Distributors, Inc. dated July 24, 2006. (11)

f.              None.

g.             Amended and Restated Master Custodian Agreement between Wanger Advisors Trust and State Street Bank and Trust Company dated September 19, 2005. (10)

h.1           Participation Agreement between Wanger Advisors Trust and Phoenix Home Life Mutual Insurance Company dated April 18, 1995. (2)

h.2           Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Phoenix Home Life Mutual Insurance Company, dated December 16, 1996. (3)

h.3           Participation Agreement between Wanger Advisors Trust and PHL Variable Insurance Company dated February 23, 1995. (2)

h.4           Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and PHL Variable Insurance Company dated December 16, 1996. (3)

h.5           Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated May 19, 1995. (2)

h.6           Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated December 16, 1996. (3)

h.7           Participation Agreement between Wanger Advisors Trust and First Providian Life and Health Insurance Company dated November 15, 1996, and Amendment No. 1 dated December 16, 1996. (3)

h.8           Participation Agreement between Wanger Advisors Trust and Symetra Life Insurance Company (formerly SAFECO Life Insurance Company) dated September 27, 1995 and Amendment No. 1 dated December 18, 1996. (3)

h.9           Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Liberty Funds Services, Inc. dated September 29, 2000. (4)

h.10         Participation Agreement between Wanger Advisors Trust and Keyport Benefit Life Insurance Company dated September 29, 2000. (4)

h.11         Participation Agreement between Wanger Advisors Trust and Keyport Life Insurance Company dated September 29, 2000. (4)

h.12         Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated May 1, 2002. (6)

h.13         Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2002. (6)

h.14         Amendment No. 2 to the Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2002.  (7)

h.15         Participation Agreement between Wanger Advisors Trust, Columbia Funds Distributor, Inc. and Transamerica Financial Life Insurance Company dated May 1, 2004.  (7)

h.16         Letter agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated May 1, 2007. (11)

h.17         Amendment No. 1 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Funds Services, Inc. dated February 1, 2004.  (9)

h.18         Participation Agreement between Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and ING Insurance Company of America dated May 1, 2004.  (8)

h.19         Participation Agreement between Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York dated December 1, 2004. (8)

h.20         Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (10)

h.21         Amendment No. 1 to Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (11)

h.22         Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (10)

h.23         Amendment No. 1 to Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (11)

h.24         Participation Agreement among TIAA-CREF Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. dated March 1, 2006. (10)

h.25         Amendment No. 2 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Management Services, Inc. dated July 24, 2006. (11)

h.26         Amendment No. 3 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Management Services, Inc. dated March 6, 2007. (11)

h.27         Participation Agreement among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (11)

h.28         Participation Agreement among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (11)

h.29         Participation Agreement between Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., ING Life Insurance and Annuity Company and Reliastar Life Insurance Company dated May 1, 2004. (11)

i.              Consent of Bell, Boyd & Lloyd LLP.

j.              Consent of independent registered public accounting firm PricewaterhouseCoopers LLP.

k.             None.

l.              Subscription Agreement. (2)

m.            None.

n.             None.

p.1           Code of Ethics of Columbia Wanger Asset Management, L.P., Columbia Acorn Trust and Wanger Advisors Trust, as amended January 2, 2007. (11)

p.2           Code of Ethics for Non-Management Trustees, as amended September 26, 2006. (11)

p.3           Code of Ethics of Columbia Management Distributors, Inc., the principal underwriter of the Funds, dated January 1, 2006. (10)

(1).

Previously filed. Incorporated by reference to post-effective amendment no. 1 to Registrant’s registration statement on form N-1A, Securities Act registration no. 33-83548 (the “Registration Statement”) filed on August 25, 1995.

(2).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

(3).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 3 to the Registration Statement filed on April 21, 1997.

(4).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 13 to the Registration Statement filed April 25, 2001.

(5).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 14 to the Registration Statement filed April 10, 2002.

(6).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 15 to the Registration Statement filed April 10, 2003.

(7).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 16 to the Registration Statement filed April 20, 2004.

(8).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 17 to the Registration Statement filed February 18, 2005.

(9).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 18 to the Registration Statement filed April 13, 2005.

(10).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 19 to the Registration Statement filed April 20, 2006.

(11).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 20 to the Registration Statement filed April 16, 2007.

Item 24.                 Persons Controlled by or Under Common Control with Registrant

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.  The information in the prospectuses under the caption “Trust Management Organizations” and in the statement of additional information under the caption “Management Arrangements” is incorporated by reference.

Item 25.                 Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant (listed as exhibit a and incorporated in this filing by reference) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment Company Act of 1940, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers.  The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 26.                 Business and Other Connections of Investment Adviser

The information in the prospectuses under the caption “Trust Management Organizations” is incorporated by reference.  Neither Columbia Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.                 Principal Underwriter

(a)           Columbia Management Distributors, Inc. (“CMD”), a subsidiary of Columbia Management Advisors, LLC, is the Registrant’s principal underwriter.  CMD also acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust I and Columbia Acorn Trust.

(b)           The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Ahmed, Yaqub	Vice President	None

Aldi, Andrew	Vice President	None

Anderson, Judith M.	Vice President	None

Ash, James R.	Vice President	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Senior Vice President	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Managing Director and Director	None

Bozek, James	Senior Vice President	None

Brantley, Thomas M.	Senior Vice President - Tax	None

Brown, Beth Ann	Senior Vice President	None

Claiborne, Douglas	Senior Vice President	None

Climer, Quentin	Vice President	None

Conley, Brook	Vice President	None

Davis, W. Keith	Senior Vice President - Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	Vice President	Assistant Secretary

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Devaney, James	Senior Vice President	None

Devlin, Audrey	Assistant Vice President	None

Difiore, James R.	Assistant Treasurer	None

Dolan, Kevin	Vice President	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	Vice President	None

Emerson, Kim	Senior Vice President	None

Feldman, David	Managing Director	None

Feloney, Joseph	Senior Vice President	None

Ferullo, Jeanne	Vice President	None

Fisher, James F.	Vice President	None

Fischer, Michael	Assistant Secretary	None

Ford, David C.	Vice President	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	Vice President	None

Goldberg, Matthew	Senior Vice President	None

Gubala, Jeffrey	Vice President	None

Guenard, Brian	Vice President	None

Hall, Jennifer	Assistant Vice President	None

Hohmann, David	Assistant Secretary	None

Jones, Michael A.	Director, President and Chief Executive Officer	None

Kamin, Eric	Assistant Vice President	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	Vice President	None

Martin, William W.	Operational Risk Officer	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

McKinley, Katherine S.	Assistant Secretary	None

Miller, Anthony	Vice President	None

Miller, Gregory M.	Vice President	None

Moberly, Ann R.	Senior Vice President	None

Moon, Leslie	Assistant Vice President	None

Mroz, Gregory S.	Senior Vice President – Tax	None

Nigrosh, Diane J.	Vice President	None

Owen, Stephanie	Vice President	None

Piken, Keith A.	Senior Vice President	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	Vice President	None

Rawdon, Gary	Assistant Vice President	None

Reed, Christopher	Senior Vice President	None

Roberts, Amy S.	Director	None

Ross, Gary	Senior Vice President	None

Schortmann, Matthew	Assistant Vice President	None

Scully-Power, Adam	Vice President	None

Seller, Gregory	Vice President	None

Shea, Terence	Vice President	None

Sideropoulos, Lou	Senior Vice President	None

Smith, Connie B.	Assistant Secretary	None

Studer, Eric	Senior Vice President	None

Waldron, Thomas	Vice President	None

Walsh, Brian	Vice President	None

Wasp, Kevin	Corporate Ombudsman	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Weidner, Donna M.	Chief Financial Officer, Treasurer	None

Wess, Valerie	Senior Vice President	None

Wheeler, Eben	Assistant Vice President	None

Wilson, Christopher L.	Senior Vice President	None

Winn, Keith	Senior Vice President	None

Yates, Susan	Vice President	None

*The principal business address of each officer of Columbia Management Distributors, Inc. is One Financial Center, Boston, MA 02111.

Item 28.                 Location of Accounts and Records

Bruce H. Lauer, Vice President, Secretary and Treasurer
Wanger Advisors Trust
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained at the main office of Registrant’s transfer agent, Columbia Management Services, Inc., located at One Financial Center, Boston, MA 02111 or custodian, State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900.

Item 29.                 Management Services

Not applicable.

Item 30.                 Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on June 15, 2007.

WANGER ADVISORS TRUST

By:	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Margaret M. Eisen	Trustee	)
Margaret M. Eisen		)
)
/s/ Jerome Kahn, Jr.	Trustee	)
Jerome Kahn, Jr.		)
)
/s/ Steven Kaplan	Trustee	)
Steven Kaplan		)	June 15, 2007
)
/s/ David C. Kleinman	Trustee	)
David C. Kleinman		)
)
/s/ Allan B. Muchin	Trustee	)
Allan B. Muchin		)
)
/s/ Robert E. Nason	Trustee and	)
Robert E. Nason	Chair of the Board	)
)
/s/ James A. Star	Trustee	)
James A. Star		)
)
/s/ Ralph Wanger	Trustee	)
Ralph Wanger		)
)
/s/ Patricia H. Werhane	Trustee	)
Patricia H. Werhane		)
)
/s/ John Wing	Trustee	)
John Wing		)
)
/s/ Charles P. McQuaid	Trustee and President (principal executive	)
Charles P. McQuaid	officer))
)
/s/ Bruce H. Lauer	Treasurer (principal financial and	)
Bruce H. Lauer	accounting officer))

Index of Exhibits Filed with this Amendment

Exhibit Number	Exhibit
i.	Consent of Bell, Boyd & Lloyd LLP.

j.	Consent of independent registered public accounting firm PricewaterhouseCoopers LLP.